Goodwill and intangible assets - Summary of Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	€ 84
Ending balance, intangible assets	48	€ 84
Beginning balance	1,221
Ending balance	1,249	1,221
Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	13
Ending balance, intangible assets	8	13
Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	71
Ending balance, intangible assets	40	71
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,137
Ending balance	1,201	1,137
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	236	262
Additions	3	8
Write-off of fully amortized intangible assets	(30)	(29)
Reclassifications	(10)
Exchange differences	6	(5)
Ending balance, intangible assets	205	236
Beginning balance	1,373	1,430
Additions	3	8
Write-off of fully amortized intangible assets	(30)	(29)
Reclassifications	(10)
Exchange differences	70	(36)
Ending balance	1,406	1,373
Cost | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	68	69
Additions	3	8
Write-off of fully amortized intangible assets	(7)	(8)
Reclassifications	0
Exchange differences	0	(1)
Ending balance, intangible assets	64	68
Cost | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	168	193
Additions	0	0
Write-off of fully amortized intangible assets	(23)	(21)
Reclassifications	(10)
Exchange differences	6	(4)
Ending balance, intangible assets	141	168
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,137	1,168
Additions	0	0
Write-off of fully amortized intangible assets	0	0
Reclassifications	0
Exchange differences	64	(31)
Ending balance	1,201	1,137
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(152)	(135)
Amortization charge	(36)	(48)
Write-off of fully amortized intangible assets	30	29
Reclassifications	6
Exchange differences	(5)	2
Ending balance, intangible assets	(157)	(152)
Accumulated amortization | Internal development costs and patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(55)	(50)
Amortization charge	(8)	(12)
Write-off of fully amortized intangible assets	7	8
Reclassifications	0
Exchange differences	0	(1)
Ending balance, intangible assets	(56)	(55)
Accumulated amortization | Acquired intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance, intangible assets	(97)	(85)
Amortization charge	(28)	(36)
Write-off of fully amortized intangible assets	23	21
Reclassifications	6
Exchange differences	(5)	3
Ending balance, intangible assets	€ (101)	€ (97)